PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution Moderately
Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2 .0%
162,123  Vanguard Long-Term
Treasury ETF
$ 9,604,166
2 .0
Total Exchange-Traded
Funds
(Cost $9,844,594)
9,604,166
2 .0
MUTUAL FUNDS : 98 .0%
Affiliated Investment Companies : 98 .0%
4,923,637  Voya Intermediate
Bond Fund - Class R6
42,737,169
8 .8
1,234,559  Voya International
Index Portfolio - Class I
14,481,377
3 .0
3,892,378  Voya Large Cap Value
Portfolio - Class R6
24,638,754
5 .1
963,664  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
9,684,828
2 .0
1,399,350  Voya Multi-Manager
International Equity
Fund - Class I
14,511,260
3 .0
1,780,518  Voya Multi-Manager
International Factors
Fund - Class I
17,039,559
3 .5
2,148,373  Voya Multi-Manager
Mid Cap Value Fund
- Class I
22,321,596
4 .6
337,473  Voya Russell Large
Cap Growth Index
- Class I
23,953,825
5 .0
1,528,042  Voya Short Term Bond
Fund - Class R6
14,164,950
2 .9
223,573
(1)
Voya Small Cap
Growth Fund - Class
R6
9,763,445
2 .0
961,689  Voya Small Company
Fund - Class R6
14,636,908
3 .0
7,542,720  Voya U.S. Stock Index
Portfolio - Class I
148,289,879
30 .7
2,006,539  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
18,901,594
3 .9
675,836  VY
®
Invesco Comstock
Portfolio - Class I
14,888,663
3 .1
1,742,469  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
47,848,193
9 .9
1,887,202  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
21,740,567
4 .5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
151,288  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 14,469,208
3 .0
Total Mutual Funds
(Cost $440,657,379)
474,071,775
98 .0
Total Long-Term
Investments
(Cost $450,501,973)
483,675,941
100 .0
Total Investments in
Securities
(Cost $450,501,973) $ 483,675,941 100 .0
Assets in Excess of
Other Liabilities 49,866 0.0
Net Assets $ 483,725,807 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution Moderately
Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 9,604,166 $ — $ — $ 9,604,166
Mutual Funds 474,071,775 — — 474,071,775
Total Investments, at fair value $ 483,675,941 $ — $ — $ 483,675,941
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 45,375,169 $ 3,123,629 $ (5,988,066) $ 226,437 $ 42,737,169 $ 512,759 $ (838,305) $ —
Voya International Index Portfolio
- Class I
— 14,216,537 (191,947) 456,787 14,481,377 — 4,596 —
Voya Large Cap Value Portfolio -
Class R6
21,321,788 2,360,071 (2,862,219) 3,819,114 24,638,754 — (1,681,441) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
14,010,087 744,447 (5,112,156) 42,450 9,684,828 — 397,162 —
Voya Multi-Manager International
Equity Fund - Class I
13,566,178 951,060 (678,942) 672,964 14,511,260 — (75,509) —
Voya Multi-Manager International
Factors Fund - Class I
18,334,990 849,566 (3,072,227) 927,230 17,039,559 — (42,492) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
20,895,931 324,939 (777,076) 1,877,802 22,321,596 — 76,690 —
Voya Russell Large Cap Growth
Index - Class I
19,283,280 4,474,374 (1,435,158) 1,631,329 23,953,825 — 534,908 —
Voya Short Term Bond Fund -
Class R6
13,538,920 1,209,265 (491,853) (91,382) 14,164,950 158,087 (213) —
Voya Small Cap Growth Fund -
Class R6
9,583,248 5,160 (640,848) 815,885 9,763,445 — 105,144 —
Voya Small Company Fund - Class
R6
14,336,716 594,749 (464,573) 170,016 14,636,908 — 27,067 —
Voya U.S. Stock Index Portfolio -
Class I
134,732,287 8,322,318 (9,230,839) 14,466,113 148,289,879 — (719,230) —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
17,967,120 2,003,109 (902,817) (165,818) 18,901,594 — (165,356) —
VY
®
Invesco Comstock Portfolio -
Class I
16,599,083 9,028 (2,924,842) 1,205,394 14,888,663 — 149,711 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
46,765,306 344,858 (1,767,682) 2,505,711 47,848,193 — (128,880) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
20,876,076 141,020 (1,959,603) 2,683,074 21,740,567 — (421,990) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
19,162,434 10,318 (6,860,644) 2,157,100 14,469,208 — (17,903) —
$ 446,348,613 $ 39,684,448 $ (45,361,492) $ 33,400,206 $ 474,071,775 $ 670,846 $ (2,796,041) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Solution Moderately
Aggressive Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 39,855,454
Gross Unrealized Depreciation (6,681,486)
Net Unrealized Appreciation $ 33,173,968